Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	$ 2,404,376	$ 1,933,918	$ 1,701,115
Inter-segment revenues
Total revenues	2,404,376	1,933,918	1,701,115
Depreciation and amortization	122,184	95,507	86,932
Segment operating income	219,171	174,906	141,216
Unallocated corporate expenses	(11,155)	(4,265)	(2,727)
Total operating income	208,016	170,641	138,489
Financial expenses, net	(24,005)	(26,885)	(18,652)
Group’s share of profits of companies accounted for at equity, net	505	1,535	1,787
Taxes on income	(42,614)	(31,269)	(27,201)
Net income	141,902	114,022	94,423
Matrix [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	1,344,088	1,116,178	1,005,721
Inter-segment revenues	6,529	5,316	3,986
Total revenues	1,350,617	1,121,494	1,009,707
Depreciation and amortization	45,736	36,244	34,780
Segment operating income	102,054	84,181	71,552
Sapiens [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	461,035	382,903	325,674
Inter-segment revenues
Total revenues	461,035	382,903	325,674
Depreciation and amortization	45,732	35,965	32,196
Segment operating income	44,210	35,337	32,336
Magic Software [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	477,643	368,357	322,401
Inter-segment revenues	2,682	2,837	3,229
Total revenues	480,325	371,194	325,630
Depreciation and amortization	19,837	18,861	17,584
Segment operating income	59,785	47,757	33,817
Michpal [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	32,087	26,244	21,271
Inter-segment revenues
Total revenues	32,087	26,244	21,271
Depreciation and amortization	4,023	3,506	2,500
Segment operating income	6,838	6,333	5,279
ZAP Group [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	51,640
Inter-segment revenues
Total revenues	51,640
Depreciation and amortization	7,486
Segment operating income	5,962
Other [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	127,641	120,330	117,245
Inter-segment revenues
Total revenues	127,641	120,330	117,245
Depreciation and amortization	3,776	3,377	2,158
Segment operating income	3,841	4,753	5,785
Adjustments [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	(89,758)	(80,094)	(91,197)
Inter-segment revenues	(9,211)	(8,153)	(7,215)
Total revenues	(98,969)	(88,247)	(98,412)
Depreciation and amortization	(4,406)	(2,446)	(2,286)
Segment operating income	$ (3,519)	$ (3,455)	$ (7,553)